Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill
Note 9. Goodwill

Note 9. Goodwill

As a result of the acquisition of LyndonBank on December 31, 2007, the Company recorded goodwill amounting to $11,574,269. The goodwill is not amortizable and is not deductible for tax purposes. Management evaluated goodwill for impairment at December 31, 2020 and 2019 and concluded that no impairment existed as of such dates.